Income Tax Expense (Parenthetical) (Detail) (INR) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Deferred tax effects of unrealized gains and losses on available for sale securities	(6,310.3)	3,771.9	782.3
Amortization of Intangible Assets
Components Of Income Tax Expense Benefit [Line Items]
Deferred income tax benefits on the amortization of intangible assets	495.6	747.7	805.1